Risk Management (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 5,382,300	R$ 3,265,236
AAA(bra) [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	4,186,146	2,940,690
Other [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	R$ 1,196,154	R$ 324,546